Coverpage	Oct. 30, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2020
Entity Registrant Name	HERTZ GLOBAL HOLDINGS, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37665
Entity Tax Identification Number	61-1770902
Entity Address, Address	8501 Williams Road
Entity Address, City or Town	Estero,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	239
Local Phone Number	301-7000
Title of 12(b) Security	Common Stock
Trading Symbol	HTZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001657853
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
The Hertz Corporation
Entity Information [Line Items]
Entity Registrant Name	HERTZ CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07541
Entity Tax Identification Number	13-1938568
Entity Central Index Key	0000047129